ARK 21Shares Blockchain and Digital Economy Innovation ETF

Schedule of Investments

December 31, 2024 (Unaudited)

COMMON STOCKS - 51.4%	Shares	Value
Asset Management & Custody Banks - 4.8%
Galaxy Digital Holdings Ltd.(a)	12,883	$223,970

Broadline Retail - 2.7%
MercadoLibre, Inc.(a)	75	127,533

Diversified Banks - 2.0%
NU Holdings Ltd. - Class A(a)	9,059	93,851

Financial Exchanges & Data - 12.6%
Coinbase Global, Inc. - Class A(a)	2,391	593,685

Internet Services & Infrastructure - 8.8%
Shopify, Inc. - Class A(a)	3,921	416,920

Investment Banking & Brokerage - 5.0%
Robinhood Markets, Inc. - Class A(a)	6,273	233,732

Transaction & Payment Processing Services - 15.5%
Block, Inc.(a)	6,491	551,670
PayPal Holdings, Inc.(a)	2,078	177,358
		729,028
TOTAL COMMON STOCKS (Cost $1,757,470)		2,418,719

EXCHANGE TRADED FUNDS - 48.5%
ARK 21Shares Active Bitcoin Futures Strategy ETF(b)(c)	22,605	1,378,354
ARK 21Shares Active Ethereum Futures Strategy ETF(b)(d)	24,549	905,900
TOTAL EXCHANGE TRADED FUNDS (Cost $2,101,212)		2,284,254

SHORT-TERM INVESTMENTS - 0.8%
Investments Purchased with Proceeds from Securities Lending - 0.7%
First American Government Obligations Fund - Class X, 4.41%(e)	30,800	30,800

Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.41%(e)	5,824	5,824

TOTAL SHORT-TERM INVESTMENTS (Cost $36,624)		36,624

TOTAL INVESTMENTS - 100.7% (Cost $3,895,306)		$4,739,597
Liabilities in Excess of Other Assets - (0.7%)		(33,059)
TOTAL NET ASSETS - 100.0%		$4,706,538

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated company as defined by the Investment Company Act of 1940
(c)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(d)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $29,521 which represented 0.6% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

ARK 21Shares Blockchain and Digital Economy Innovation ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,418,719	$-	$-	$2,418,719
Exchange Traded Funds	2,284,254	-	-	2,284,254
Investments Purchased with Proceeds from Securities Lending	30,800	-	-	30,800
Money Market Funds	5,824	-	-	5,824
Total Investments	$4,739,597	$-	$-	$4,739,597

Refer to the Schedule of Investments for further disaggregation of investment categories.

Transactions With Affiliates

ARK 21Shares Blockchain and Digital Economy Innovation ETF transactions with affiliates represent holdings for which the Fund and the underlying ARK 21Shares ETFs have the same investment adviser. ARK 21Shares Blockchain and Digital Economy Innovation ETF had the following transactions with such affiliated ARK 21Shares ETFs during the fiscal period ended December 31, 2024:

	ARK 21Shares Active Bitcoin Futures Strategy ETF	ARK 21Shares Active Ethereum Futures Strategy ETF	Total
Value, Beginning of Period	$743,954	$520,194	$1,264,148
Purchases	381,078	294,759	675,837
Proceeds from Sales	(64,621)	(42,325)	(106,946)
Net Realized Gains (Losses)	(10,575)	(13,758)	(24,333)
Change in Unrealized Appreciation (Depreciation)	328,518	147,030	475,548
Value, End of Period	$1,378,354	$905,900	$2,284,254
Dividend Income	$43,733	$7,243	$50,976

	ARK 21Shares Active Bitcoin Futures Strategy ETF	ARK 21Shares Active Ethereum Futures Strategy ETF
Shares, Beginning of Period	17,071	17,586
Number of Shares Purchased	6,584	8,113
Number of Shares Sold	(1,050)	(1,150)
Shares, End of Period	22,605	24,549

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